Annual Operating Expenses - FidelityAdvisorRealEstateFund-AMCIZPRO - FidelityAdvisorRealEstateFund-AMCIZPRO - Fidelity Advisor Real Estate Fund	Sep. 28, 2024
Fidelity Advisor Real Estate Fund - Class A
Operating Expenses:
Management fee	0.72%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.06%	[2]
Total annual operating expenses	1.03%
Fidelity Advisor Real Estate Fund - Class C
Operating Expenses:
Management fee	0.72%	[1],[2]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.06%	[2]
Total annual operating expenses	1.78%
Fidelity Advisor Real Estate Fund - Class M
Operating Expenses:
Management fee	0.72%	[1],[2]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.06%	[2]
Total annual operating expenses	1.28%
Fidelity Advisor Real Estate Fund - Class I
Operating Expenses:
Management fee	0.71%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.06%	[2]
Total annual operating expenses	0.77%
Fidelity Advisor Real Estate Fund - Class Z
Operating Expenses:
Management fee	0.56%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.06%	[2]
Total annual operating expenses	0.62%

[1]
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.24%, 0.24%, 0.24%, 0.23%, and 0.08% for Class A, Class M, Class C, Class I, and Class Z, respectively, was previously charged under the services agreements.

[2]	B Adjusted to reflect current fees.